Operating Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses by Nature
Employee costs	$ 11,890	$ 8,401
Office, insurance and other expenses	4,113	2,352
Professional services	2,115	1,832
Amortization	374	399
Total operating expenses	18,492	12,984
Share-based compensation expense	$ 5,054	$ 2,337